Consolidated Statements Of Profit Or Loss And Other Comprehensive Income - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Statement [Line Items]
Revenue from contracts with customers	$ 196,958	$ 195,816	$ 167,547
Employee benefits expense	(72,426)	(48,026)	(15,168)
Advertising and promotion expense	(4,066)	(2,547)
Premises and office expenses	(5,772)	(5,230)	(4,737)
Legal and professional fee	(23,456)	(6,850)	(1,952)
Depreciation and amortization	(6,596)	(4,896)
Other expenses	(3,165)	(3,323)	(1,649)
Changes in fair value on financial assets measured at fair value through profit or loss ("FVTPL")	132,032	70,291	43,592
Other income	6,755	1,323
Other gains and losses, net	4,746	(306)	(5,586)
Profit before tax	225,010	196,252	182,047
Income tax expense	(23,614)	(24,611)	(23,715)
Profit for the year	201,396	171,641	158,332
Item that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	(823)	828
Other comprehensive income (expense) for the year	(823)	828
Total comprehensive income for the year	200,573	172,469	158,332
Profit (loss) for the year attributable to:
- Owners of the Company	214,279	177,865	151,362
- Non-controlling interests	(12,883)	(6,224)	6,970
Profit for the year	201,396	171,641	158,332
Total comprehensive income (expense) for the year attributable to:
- Owners of the Company	213,859	178,315	151,362
- Non-controlling interest	(13,286)	(5,846)	6,970
Total comprehensive income for the year	$ 200,573	$ 172,469	$ 158,332
Earnings per share
- Basic (HK$)	$ 3.17	$ 3.36	$ 3.77
- Diluted (HK$)	$ 3.17	$ 3.36	$ 3.77